SCHEDULE OF ACCOUNTS PAYABLE TO RELATED PARTIES (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Accounts payable to related parties	$ 350,199	$ 305,215
Linsun Smart Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable to related parties	350,199	301,555
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable to related parties		$ 3,660